First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 42.0%
	Angola – 0.6%
500,000	Angolan Government International Bond (USD) (b)	9.50%	11/12/25	$437,145
	Argentina – 2.0%
136,989	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	62,809
1,207,328	Argentine Republic Government International Bond (USD) (c)	0.13%	07/09/30	510,096
2,211,917	Argentine Republic Government International Bond (USD) (c)	0.13%	07/09/35	837,211
				1,410,116
	Armenia – 0.7%
500,000	Republic of Armenia International Bond (USD) (d)	3.95%	09/26/29	486,250
	Belarus – 0.7%
480,000	Republic of Belarus Ministry of Finance (USD) (b)	6.38%	02/24/31	450,488
	Brazil – 3.2%
3,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	605,957
7,950,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	1,635,643
				2,241,600
	Dominican Republic – 1.0%
25,400,000	Dominican Republic International Bond (DOP) (b)	9.75%	06/05/26	444,850
270,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	256,503
				701,353
	Ecuador – 1.0%
78,781	Ecuador Government International Bond (USD) (d)	(e)	07/31/30	36,933
264,360	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/30	179,767
614,172	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/35	342,407
251,480	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	126,683
				685,790
	Egypt – 2.3%
200,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	205,675
211,000	Egypt Government International Bond (USD) (d)	7.63%	05/29/32	206,874
790,000	Egypt Government International Bond (USD) (d)	7.90%	02/21/48	732,097
8,000,000	Egypt Treasury Bills (EGP)	(e)	06/29/21	464,317
				1,608,963
	El Salvador – 1.0%
190,000	El Salvador Government International Bond (USD) (b)	5.88%	01/30/25	166,630
435,000	El Salvador Government International Bond (USD) (b)	7.65%	06/15/35	376,928
150,000	El Salvador Government International Bond (USD) (d)	9.50%	07/15/52	142,875
				686,433
	Ghana – 0.7%
510,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	463,271
	Indonesia – 2.9%
630,000	Indonesia Government International Bond (USD)	3.50%	01/11/28	690,248
18,800,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,360,599
				2,050,847
	Kenya – 1.0%
200,000	Kenya Government International Bond (USD) (b)	6.88%	06/24/24	203,924

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Kenya (Continued)
470,000	Kenya Government International Bond (USD) (b)	7.25%	02/28/28	$464,466
				668,390
	Malaysia – 1.8%
4,700,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,227,593
	Mexico – 3.6%
45,551,800	Mexican Bonos (MXN)	5.75%	03/05/26	2,111,062
7,750,000	Mexican Bonos (MXN)	7.75%	05/29/31	395,497
				2,506,559
	Nigeria – 0.5%
200,000	Nigeria Government International Bond (USD) (d)	7.88%	02/16/32	191,450
200,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	179,484
				370,934
	Peru – 2.5%
5,270,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	1,746,553
	Poland – 3.8%
9,350,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	2,662,346
	Qatar – 0.8%
420,000	Qatar Government International Bond (USD) (b)	4.82%	03/14/49	566,885
	Russia – 6.9%
299,901,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	4,109,533
33,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	474,758
200,000	Russian Foreign Bond - Eurobond (USD) (b)	5.88%	09/16/43	277,582
				4,861,873
	Rwanda – 0.7%
200,000	Rwanda International Government Bond (USD) (d)	6.63%	05/02/23	206,885
300,000	Rwanda International Government Bond (USD) (b)	6.63%	05/02/23	310,328
				517,213
	Saudi Arabia – 0.8%
490,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	574,628
	South Africa – 2.0%
20,700,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	1,431,365
	Ukraine – 1.5%
440,000	Ukraine Government International Bond (EUR) (d)	6.75%	06/20/26	503,577
430,000	Ukraine Government International Bond (USD) (b)	7.38%	09/25/32	405,152
188,000	Ukraine Government International Bond (USD) (d) (f)	(e)	05/31/40	171,870
				1,080,599
	Total Foreign Sovereign Bonds and Notes			29,437,194
	(Cost $31,016,599)
FOREIGN CORPORATE BONDS AND NOTES (a) (g) – 17.9%
	Bahrain – 0.4%
250,000	Oil and Gas Holding (The) Co. BSCC (USD) (b)	7.63%	11/07/24	267,960
	Barbados – 0.4%
250,000	Sagicor Finance 2015 Ltd. (USD) (d)	8.88%	08/11/22	257,813

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (g) (Continued)
	Brazil – 2.7%
240,000	Banco do Brasil S.A. (USD) (b) (f)	6.25%	(h)	$225,450
200,000	BRF S.A. (USD) (d)	5.75%	09/21/50	199,530
280,000	CSN Resources S.A. (USD) (d)	7.63%	02/13/23	289,100
330,000	GTL Trade Finance, Inc. (USD) (b)	7.25%	04/16/44	436,192
260,000	Itau Unibanco Holding S.A. (USD) (b) (f)	4.63%	(h)	227,760
350,000	OAS Finance Ltd. (USD) (f) (i) (j) (k)	8.88%	(h)	2,625
200,000	OAS Investments GmbH (USD) (i) (j) (k)	8.25%	10/19/19	1,500
66,607	Odebrecht Drilling Norbe VIII/IX Ltd. (USD) (b)	6.35%	12/01/21	61,612
408,000	Petrobras Global Finance BV (USD)	5.09%	01/15/30	429,257
				1,873,026
	China – 0.6%
200,000	Shimao Property Holdings Ltd. (USD) (b)	5.60%	07/15/26	218,761
200,000	Zhenro Properties Group Ltd. (USD) (b)	9.15%	05/06/23	207,504
				426,265
	Democratic Republic of Congo – 0.3%
200,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	210,250
	Dominican Republic – 1.0%
720,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad Itabo (USD) (d)	7.95%	05/11/26	734,407
	Ecuador – 0.2%
200,000	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	176,212
	Georgia – 0.8%
200,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	209,040
350,000	Georgian Oil and Gas Corp. JSC (USD) (d)	6.75%	04/26/21	355,250
				564,290
	Guatemala – 0.3%
200,000	Comunicaciones Celulares S.A. Via Comcel Trust (USD) (d)	6.88%	02/06/24	205,025
	Honduras – 0.4%
280,000	Inversiones Atlantida S.A. (USD) (d)	8.25%	07/28/22	284,203
	India – 0.4%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	268,794
	Indonesia – 0.3%
200,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	193,216
	Kazakhstan – 0.8%
480,000	KazMunayGas National Co. JSC (USD) (b)	4.75%	04/19/27	535,872
	Mexico – 1.7%
270,000	BBVA Bancomer S.A. (USD) (b) (f)	5.13%	01/18/33	260,321
240,000	Petroleos Mexicanos (USD)	4.88%	01/18/24	237,360
4,800,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	188,637
280,000	Petroleos Mexicanos (USD) (d)	7.69%	01/23/50	234,748
270,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	243,000
				1,164,066
	Morocco – 0.4%
310,000	Vivo Energy Investments BV (USD) (d)	5.13%	09/24/27	314,387

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (g) (Continued)
	Nigeria – 1.1%
230,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	$236,900
290,000	SEPLAT Petroleum Development Co., PLC (USD) (d)	9.25%	04/01/23	293,271
270,000	United Bank for Africa PLC (USD) (d)	7.75%	06/08/22	270,894
				801,065
	Oman – 0.5%
325,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	323,355
	Russia – 0.7%
250,000	Sovcombank Via SovCom Capital DAC (USD) (d) (f)	7.75%	(h)	236,046
200,000	VEON Holdings BV (USD) (d)	7.25%	04/26/23	221,144
				457,190
	Saudi Arabia – 0.3%
200,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	230,964
	Singapore – 0.3%
260,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	220,983
	South Africa – 1.3%
270,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	247,667
250,000	Liquid Telecommunications Financing PLC (USD) (b)	8.50%	07/13/22	254,040
430,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	408,414
				910,121
	Trinidad And Tobago – 0.7%
500,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	496,780
	Turkey – 0.4%
288,000	Turkiye Vakiflar Bankasi TAO (USD) (b)	6.00%	11/01/22	279,265
	Ukraine – 1.2%
280,000	Metinvest BV (USD) (d)	8.50%	04/23/26	282,898
13,500,000	Ukreximbank Via Biz Finance PLC (UAH) (b)	16.50%	03/02/21	477,032
93,334	Ukreximbank Via Biz Finance PLC (USD) (b)	9.63%	04/27/22	95,642
				855,572
	United Arab Emirates – 0.3%
230,000	MAF Global Securities Ltd. (USD) (b) (f)	6.38%	(h)	229,380
	Zambia – 0.4%
260,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	257,494
	Total Foreign Corporate Bonds and Notes			12,537,955
	(Cost $12,916,964)

Shares	Description	Value
COMMON STOCKS (a) – 46.9%
	Brazil – 3.5%
130,157	Banco Bradesco S.A., ADR	446,439
670	MercadoLibre, Inc. (l)	725,262
85,130	Petroleo Brasileiro S.A. (Preference Shares)	298,627
60,023	Vale S.A., ADR	635,043
28,185	WEG S.A.	328,178
		2,433,549

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China – 19.8%
3,918	Autohome, Inc., ADR	$376,128
40,500	China Conch Venture Holdings Ltd. (m)	188,410
94,500	China Merchants Bank Co., Ltd., Class H (m)	448,442
19,000	China Mobile Ltd. (m)	121,966
76,000	China Resources Gas Group Ltd. (m)	341,235
174,000	China Resources Land Ltd. (m)	793,583
21,193	China Tourism Group Duty Free Corp., Ltd., Class A (m)	698,985
9,300	Hangzhou Tigermed Consulting Co., Ltd., Class A (m)	141,716
3,600	Hangzhou Tigermed Consulting Co., Ltd., Class H (b) (d) (l)	51,282
5,861	Huazhu Group Ltd., ADR	253,430
2,884	Kweichow Moutai Co., Ltd., Class A (m)	712,127
59,000	LONGi Green Energy Technology Co., Ltd., Class A (m)	655,351
30,700	Meituan Dianping, Class B (b) (l) (m)	967,090
66,902	Midea Group Co., Ltd., Class A (m)	719,893
73,700	NARI Technology Co., Ltd., Class A (m)	215,120
2,383	New Oriental Education & Technology Group, Inc., ADR (l)	356,259
117,000	Ping An Insurance Group Co. of China Ltd., Class H (m)	1,214,559
7,812	Prosus N.V. (l) (m)	721,073
123,600	Sands China Ltd. (m)	479,100
37,200	Shanghai International Airport Co., Ltd., Class A (m)	379,205
27,700	Shenzhou International Group Holdings Ltd. (m)	471,700
42,600	Tencent Holdings Ltd. (m)	2,877,348
21,000	Wuxi Biologics Cayman, Inc. (b) (d) (l) (m)	514,669
3,947	Yum China Holdings, Inc.	208,994
		13,907,665
	Hong Kong – 2.2%
53,200	AIA Group Ltd. (m)	528,813
112,500	Budweiser Brewing Co., APAC Ltd. (b) (d) (m)	329,045
15,035	Hong Kong Exchanges & Clearing Ltd. (m)	707,750
		1,565,608
	India – 4.8%
11,503	Hindustan Unilever Ltd. (m)	323,266
33,218	Housing Development Finance Corp., Ltd. (m)	787,356
137,060	ITC Ltd. (m)	320,195
31,541	Kotak Mahindra Bank Ltd. (l) (m)	544,585
32,524	SBI Life Insurance Co., Ltd. (b) (d) (l) (m)	357,913
21,798	Tata Consultancy Services Ltd. (m)	737,479
5,428	UltraTech Cement Ltd. (m)	298,818
		3,369,612
	Indonesia – 1.1%
649,900	Astra International Tbk PT (m)	195,679
220,300	Bank Central Asia Tbk PT (m)	402,137
873,500	Bank Rakyat Indonesia Persero Tbk PT (m)	179,202
		777,018
	Mexico – 1.3%
7,200	Fomento Economico Mexicano, S.A.B. de C.V., ADR	404,568
4,400	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	161,744
95,138	Grupo Financiero Banorte, S.A.B. de C.V., Class O (l)	328,679
		894,991
	Netherlands – 0.6%
1,077	ASML Holding N.V. (m)	397,817

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Philippines – 0.7%
506,800	Ayala Land, Inc. (m)	$311,913
160,899	Bank of the Philippine Islands (m)	213,042
		524,955
	Russia – 2.0%
4,552	Lukoil PJSC, ADR	261,330
22,174	Novatek PJSC (m)	302,981
111,838	Sberbank of Russia PJSC (m)	327,161
8,000	Yandex N.V., Class A (l)	522,000
		1,413,472
	South Africa – 1.1%
4,191	Naspers Ltd., Class N (m)	740,231
	South Korea – 5.3%
1,326	LG Chem Ltd. (m)	740,133
60,101	Samsung Electronics Co., Ltd. (Preference Shares) (m)	2,586,808
1,033	Samsung SDI Co., Ltd. (m)	381,609
		3,708,550
	Taiwan – 4.2%
196,954	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	2,962,992
	United Kingdom – 0.3%
11,300	Mondi PLC (m)	239,524
	Total Common Stocks	32,935,984
	(Cost $24,619,673)
	Total Investments – 106.8%	74,911,133
	(Cost $68,553,236) (n)
	Outstanding Loan – (8.3)%	(5,800,000)
	Net Other Assets and Liabilities – 1.5%	1,010,382
	Net Assets – 100.0%	$70,121,515

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2020	Sale Value as of 9/30/2020	Unrealized Appreciation/ (Depreciation)
01/12/21	DB	CNY	9,128,000	USD	1,339,202	$ 1,330,347	$ 1,339,202	$(8,855)
10/07/20	CIT	TRY	11,236,000	USD	1,527,240	1,452,305	1,527,240	(74,935)
11/25/20	DB	USD	611,475	BRL	3,306,000	611,475	587,745	23,730
11/25/20	BAR	USD	440,632	BRL	2,436,000	440,632	433,075	7,557
11/25/20	DB	USD	866,474	RUB	64,444,000	866,474	824,509	41,965
10/07/20	BAR	USD	1,592,652	TRY	11,236,000	1,592,652	1,452,305	140,347
10/07/20	DB	USD	594,127	ZAR	10,244,000	594,127	611,073	(16,946)
Net Unrealized Appreciation (Depreciation)								$112,863

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2020.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (“ASII”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2020, securities noted as such amounted to $12,274,082 or 17.5% of net assets.
(e)	Zero coupon bond.
(f)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2020. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(g)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by ASII.
(h)	Perpetual maturity.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)	Non-income producing security.
(m)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $27,578,021 or 39.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(n)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,271,374 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,800,614. The net unrealized appreciation was $6,470,760. The amounts presented are inclusive of derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of September 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 29,437,194	$ —	$ 29,437,194	$ —
Foreign Corporate Bonds and Notes*	12,537,955	—	12,537,955	—
Common Stocks:
Brazil	2,433,549	2,433,549	—	—
China	13,907,665	1,246,093	12,661,572	—
Mexico	894,991	894,991	—	—
Russia	1,413,472	783,330	630,142	—
Other Country Categories*	14,286,307	—	14,286,307	—
Total Investments	$ 74,911,133	$ 5,357,963	$ 69,553,170	$—
Forward Foreign Currency Contracts	213,599	—	213,599	—
Total	$ 75,124,732	$ 5,357,963	$ 69,766,769	$—
LIABILITIES TABLE
	Total Value at 9/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (100,736)	$ —	$ (100,736)	$ —

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2020, the Fund held restricted securities as shown in the following table that the Sub-Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$350,000	$0.75	$350,000	$2,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/2012	200,000	0.75	200,000	1,500	0.00
				$550,000	$4,125	0.01%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Credit Quality†	% of Total Fixed-Income Investments
AA-	1.4%
A+	1.9
A	6.3
A-	7.1
BBB+	6.4
BBB	17.6
BBB-	3.4
BB+	7.0
BB	6.5
BB-	11.0
B+	9.0
B	10.7
B-	5.1
CCC+	5.5
Not Rated	1.1
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	39.3%
Banks	6.5
Semiconductors & Semiconductor Equipment	5.4
Interactive Media & Services	5.0
Internet & Direct Marketing Retail	4.2
Technology Hardware, Storage & Peripherals	3.5
Insurance	2.8
Metals & Mining	2.5
Integrated Oils	2.5
Beverages	1.9
Chemicals	1.5
Real Estate Management & Development	1.5
Utilities	1.3
Hotels, Restaurants & Leisure	1.3
Wireless Telecommunication Services	1.2
Oil, Gas & Consumable Fuels	1.2
Thrifts & Mortgage Finance	1.1
Power Generation	1.0
Exploration & Production	1.0
IT Services	1.0
Household Durables	1.0
Capital Markets	0.9
Life Sciences Tools & Services	0.9
Specialty Retail	0.9
Real Estate	0.9
Government Development Banks	0.8
Electrical Equipment	0.7
Transportation Infrastructure	0.7
Refining & Marketing	0.7
Textiles, Apparel & Luxury Goods	0.6
Electronic Equipment, Instruments & Components	0.5
Diversified Consumer Services	0.5
Pipelines	0.5
Gas Utilities	0.5
Household Products	0.4
Tobacco	0.4
Construction Materials	0.4
Life Insurance	0.3
Wireline Telecommunication Services	0.3
Software & Services	0.3
Industrial Other	0.3
Paper & Forest Products	0.3
Manufactured Goods	0.3
Food & Beverage	0.3
Automobiles	0.3
Construction & Engineering	0.3
Transportation & Logistics	0.2
Oil & Gas Services & Equipment	0.1
Total	100.0%

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
September 30, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	37.0%
HKD	13.4
RUB	5.9
KRW	4.9
CNH	4.7
INR	4.5
MXN	4.0
TWD	4.0
PLN	3.5
IDR	2.8
BRL	2.5
ZAR	2.4
PEN	2.3
EUR	2.2
CNY	1.8
MYR	1.6
PHP	0.7
UAH	0.6
EGP	0.6
DOP	0.6
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand